Retirement Plans and Other Retiree Benefits - Prior Service Credits and Actuarial Losses Reclassified from Accumulated Other Comprehensive Loss to Net Periodic Pension Benefit Costs, Net of Tax (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	$ (248)	$ (109)	$ (107)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	5,244	6,510	12,320
Realized (gain) loss on investments	(340)	(390)	123
Direct Costs of Revenue Excluding Depreciation and Amortization [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(141)	(68)	(63)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	3,196	4,070	7,302
Selling, General and Administrative Expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(107)	(41)	(44)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs	2,048	2,440	5,018
Other Expense, Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized (gain) loss on investments	$ (340)	$ (390)	$ 123